Transactions with Affiliates and Affiliated Entities (Details)	3 Months Ended
	Mar. 31, 2020 USD ($) Employee Loan	Mar. 31, 2019 USD ($) Loan	Dec. 31, 2019 USD ($)
Information about Related Party [Abstract]
Percentage of annual management fee paid equal to gross equity	1.50%
Renew of management agreement subject to termination	1 year
Management agreement subject to termination, notice period for termination to manager	30 days
Management agreement subject to termination, period of notice by manager in the event of default	60 days
Management agreement subject to termination, period of termination fee payment in the event of default	30 days
Subservicing of financial assets agreements additional term	3 years
Losses on loans repurchased	$ (201,000)	$ 0
Foreclosure related gains	46,000
Management Fees and Compensation Reimbursement to Affiliate [Abstract]
Management fees	1,727,000	1,571,000
Compensation reimbursement	238,000	238,000
Total	$ 1,965,000	$ 1,809,000
Minimum [Member]
Information about Related Party [Abstract]
Management agreement subject to non-renewal, notice period	180 days
Maximum [Member]
Information about Related Party [Abstract]
Management agreement subject to non-renewal, notice period	270 days
Freedom Mortgage Excess Service Right [Member]
Information about Related Party [Abstract]
Joint marketing recapture agreement initial term	1 year
Joint marketing recapture agreement automatic renewals term	1 year
Number of MSRs loans | Loan	0	15
Aggregate unpaid principal balance		$ 3,400,000
Amount due to affiliated entity		$ 4,200
Number of employees leases from mortgage | Employee	5
Remaining holdback amount	$ 757,000		$ 757,000
Freedom Mortgage Excess Service Right [Member] | Receivable and Other Assets [Member]
Information about Related Party [Abstract]
Foreclosure related losses recoverable	$ 247,000